TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Profit Before Income Tax Expense (Benefit) Included In The Statement of Operations
	Year ended December 31,
	2023	2022	2021

Income before income tax expense:
Israel	7,557	3,682	1,330
Foreign jurisdictions	160	176	172

	7,717	3,858	1,502

Current tax expense:
Israel	-	-	-
Foreign jurisdictions	41	35	57

	41	35	57

Deferred taxes (income) expenses:
Israel	1,323	629	(3,594)

	1,323	629	(3,594)

Income tax (benefit) expense, net	1,364	664	(3,537)

Schedule of Reconciliation of The Theoretical Income Tax Expense To The Actual Income Tax Expense
	Year ended December 31,
	2023	2022	2021

Income before income tax expense as reported in the consolidated statements of comprehensive income	7,717	3,858	1,502

Statutory tax rates	23%	23%	23%

Theoretical tax expense calculated	1,775	887	345

Losses and other items for which a valuation allowance was provided (released)	-	-	(3,563)
Realization of carryforward tax losses for which valuation allowance was provided	-	-	(261)
Tax benefit arising from "Preferred enterprises"	(532)	(262)	(93)
Foreign tax rate differential in subsidiaries	(3)	(4)	17
Non-deductible items and others	124	43	18

Total	(411)	(223)	(3,882)

Income tax (benefit) expense	1,364	664	(3,537)

Schedule of Deferred Tax Assets And Liabilities
	December 31,
	2023	2022

Deferred tax assets:

Net operating loss carryforwards (in Israel)	849	2,284
Capital loss carryforwards (in Israel)	2,190	2,258
Reserves and other	99	274

Total gross deferred taxes	3,138	4,816

Less valuation allowance	(2,190)	(2,258)

Deferred tax assets, net	948	2,558

Deferred tax liabilities:

Undistributed income of subsidiaries	(76)	(326)
Property and equipment	(648)	(635)

Total deferred tax liabilities	(724)	(961)

Net deferred tax assets (liabilities)	224	1,597